Short-Term Investments and Short-Term Investments, Related Party (Tables)	12 Months Ended
Mar. 31, 2021
Short-Term Investments and Short-Term Investments, Related Party (Tables) [Line Items]
Schedule of amortized cost and fair value of investment securities held-to-maturity
	Investment Securities Held-to-Maturity
	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	fair value
March 31, 2021
Corporate debt securities	$5,073,548	$-	$-	$5,073,548
Related party investment -wealth management product	3,966,476	-	-	3,966,476
Total	$9,040,024	$-	$-	$9,040,024

March 31, 2020
Corporate debt securities	$5,587,984	$-	$-	$5,587,984
Related party investment -wealth management product	3,378,706	-	-	3,378,706
Total	$8,966,690	$-	$-	$8,966,690

Securities Investment [Member]
Short-Term Investments and Short-Term Investments, Related Party (Tables) [Line Items]
Schedule of amortized cost and fair value of investment securities held-to-maturity
Periods	March 31, 2021	March 31, 2020
Due in one year or less	$9,040,024	$8,966,690
Due after one year through five years	-	-
Due after five years through ten years	-	-
Due after ten years	-	-
Total	$9,040,024	$8,966,690